Note 6 - Leases - Supplemental Cash Flows Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Cash paid for amounts included in the measurement of operating lease liabilities	$ 42,902
Right-of-use assets obtained in exchange for operating lease obligation	$ 46,985
Weighted Average Remaining Operating Lease Term (years) (Year)	5 years
Weighted Average Discount Rate	3.30%